CONSOLIDATED BALANCE SHEETS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets [Abstract]
Cash and cash equivalents	$ 9,081,345	57,157,078	73,250,856
Trade receivables , net of allowance for doubtful accounts of CNY 2,987,733 and CNY 3,559,207 ($565,501), respectively	3,162,529	19,904,642	14,577,251
Refundable value added tax	1,104,390	6,950,923	2,655,666
Advances to employees	277,956	1,749,427	2,469,570
Advances to suppliers	52,597	331,040	2,050,911
Other receivables due from previously consolidated entities	169,529	1,067,000	3,095,000
Other receivables	321,113	2,021,053	2,361,686
Prepaid expenses	232,800	1,465,219	670,619
Inventory and work in process, net of inventory provision of CNY 3,138,266 and CNY 4,507,846 ($716,225), respectively	4,448,989	28,001,490	15,625,686
Current assets of discontinued operations			1,593,013
Total current assets	18,851,248	118,647,872	118,350,258
Non-current assets [abstract]
Long-term investments, net of impairment of nil and CNY 240,000($38,132), respectively			240,000
Deferred loan costs			471,808
Property and equipment, net of accumulated depreciation of CNY 4,641,786 and CNY 5,748,528($913,349), respectively	624,570	3,930,974	4,617,831
Intangible assets, net of accumulated amortization of CNY 54,687,822 and CNY 65,846,644($10,461,978), respectively	2,731,371	17,190,976	24,264,471
Goodwill	12,810,128	80,625,667	80,625,667
Non-current assets of discontinued operations			13,262,120
Total non-current assets	16,166,069	101,747,617	123,481,897
Total assets	35,017,317	220,395,489	241,832,155
Current liabilities [Abstract]
Trade payables	1,986,146	12,500,602	6,763,668
Other payables	1,990,070	12,525,300	11,236,527
Accrued expenses	2,298,116	14,464,113	16,000,966
Taxes payable	668,224	4,205,734	6,508,039
Advances from customers	7,889,180	49,653,714	42,688,878
Deferred tax liabilities, current portion	99,080	623,600	995,104
Liabilities of discontinued operations			18,182,475
Total current liabilities	14,930,816	93,973,063	102,375,657
Long-term liabilities [Abstract]
10% CNY 6,600,000 and nil convertible notes payable, net of CNY 6,552,850 and nil of unamortized discount, respectively			47,150
Derivative liabilities	503	3,168	354,420
Deferred tax liabilities	65,640	413,130	2,733,107
Total long-term liabilities	66,143	416,298	3,134,677
Equity [abstract]
Ordinary shares, $0.0756 U.S.dollars par value; 6,613,756 shares authorized; 3,599,536 shares and 3,977,221 shares issued and outstanding, respectively	373,865	2,353,068	2,161,766
Additional paid-in capital	35,814,236	225,411,222	220,293,916
Statutory reserves	525,195	3,305,527	3,084,020
Accumulated deficits	(16,692,938)	(105,063,689)	(86,011,313)
Total eFuture Information Technology Inc. Shareholders' Equity	20,020,358	126,006,128	139,528,389
Non-controlling interest			(3,206,568)
Total equity	20,020,358	126,006,128	136,321,821
Total liabilities and equity	$ 35,017,317	220,395,489	241,832,155